Cover	12 Months Ended
Dec. 31, 2020 shares
Cover Page [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	UNILEVER PLC
Entity Central Index Key	0000217410
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	2,629,243,772
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Address, Country	GB
Entity Voluntary Filers	No
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
ICFR Auditor Attestation Flag	true
Ordinary shares [member]
Cover Page [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value of 3 1/9 pence per share
Security Exchange Name	NYSE
No Trading Symbol Flag	true
American Depositary Shares [member]
Cover Page [Line Items]
Trading Symbol	UL
Title of 12(b) Security	American Depositary Shares (evidenced by Depositary Receipts) each representing one ordinary share of the nominal amount of 3 1/9p each
Security Exchange Name	NYSE